Derivative instruments and hedging activities (Tables)	6 Months Ended
Sep. 30, 2019
Derivative Instruments and Hedging Activities [Abstract]
Significant concentration of exposures to credit risk in OTC derivatives

	Billions of yen
	March 31, 2019
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥13,332	¥(11,602)	¥(1,507)	¥223

	Billions of yen
	September 30, 2019
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥14,811	¥(12,967)	¥(1,577)	¥267

Volume of derivative activity in statement of financial position

		Billions of yen
		March 31, 2019
		Derivative assets	Derivative liabilities
	Total Notional(1)	Fair value	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥45,721	¥851	¥920
Interest rate contracts	2,243,179	8,612	8,290
Credit contracts	35,343	533	464
Foreign exchange contracts	310,677	4,912	4,842
Commodity contracts	241	1	1

Total	¥2,635,161	¥14,909	¥14,517

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,002	¥20	¥—
Foreign exchange contracts	146	0	—

Total	¥1,148	¥20	¥—

Total derivatives	¥2,636,309	¥14,929	¥14,517

		Billions of yen
		September 30, 2019
		Derivative assets	Derivative liabilities
	Total Notional(1)	Fair value	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥29,567	¥723	¥922
Interest rate contracts	2,400,386	11,197	10,754
Credit contracts	14,380	427	439
Foreign exchange contracts	108,496	4,403	4,381
Commodity contracts	431	1	3

Total	¥2,553,260	¥16,751	¥16,499

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,021	¥17	¥0
Foreign exchange contracts	139	2	—

Total	¥1,160	¥19	¥0

Total derivatives	¥2,554,420	¥16,770	¥16,499

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)

Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

(3)

As of March 31, 2019 and September 30, 2019, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.

Offsetting of derivatives instruments and related collateral amounts

	Billions of yen		Billions of yen
	March 31, 2019		September 30, 2019
	Derivative assets	Derivative liabilities(1)	Derivative assets	Derivative liabilities(1)
Equity contracts
OTC settled bilaterally	¥636	¥611	¥499	¥575
Exchange-traded	215	309	224	347
Interest rate contracts
OTC settled bilaterally	7,295	6,946	9,617	9,194
OTC centrally-cleared	1,327	1,341	1,564	1,543
Exchange-traded	10	3	33	17
Credit contracts
OTC settled bilaterally	355	283	221	238
OTC centrally-cleared	176	178	200	197
Exchange-traded	2	3	6	4
Foreign exchange contracts
OTC settled bilaterally	4,912	4,842	4,405	4,381
Commodity contracts
OTC settled bilaterally	—	—	0	0
Exchange-traded	1	1	1	3

Total gross derivative balances(2)	¥14,929	¥14,517	¥16,770	¥16,499
Less: Amounts offset in the consolidated balance sheets(3)	(14,077)	(13,710)	(15,809)	(15,585)

Total net amounts reported on the face of the consolidated balance sheets(4)	¥852	¥807	¥961	¥914
Less: Additional amounts not offset in the consolidated balance sheets(5)
Financial instruments and non-cash collateral	(115)	(86)	(122)	(192)

Net amount	¥737	¥721	¥839	¥722

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)

Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2019, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥277 billion and ¥374 billion, respectively. As of September 30, 2019, the gross balance of such derivative assets and derivative liabilities was ¥301 billion and ¥282 billion, respectively.

(3)

Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2019, Nomura offset a total of ¥1,259 billion of cash collateral receivables against net derivative liabilities and ¥1,626 billion of cash collateral payables against net derivative assets. As of September 30, 2019, Nomura offset a total of ¥1,487 billion of cash collateral receivables against net derivative liabilities and ¥1,711 billion of cash collateral payables against net derivative assets.

(4)

Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.

(5)

Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2019, a total of ¥140 billion of cash collateral receivables and ¥407 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2019, a total of ¥125 billion of cash collateral receivables and ¥489 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

Derivative amounts included in consolidated statements of income

	Billions of yen
	Six months ended September 30
	2018	2019
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥(38)	¥45
Interest rate contracts	40	72
Credit contracts	(64)	(104)
Foreign exchange contracts	(83)	(84)
Commodity contracts	22	2

Total	¥(123)	¥(69)

	Billions of yen
	Three months ended September 30
	2018	2019
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥59	¥47
Interest rate contracts	86	64
Credit contracts	(17)	(85)
Foreign exchange contracts	(65)	(78)
Commodity contracts	7	(1)

Total	¥70	¥(53)

(1)

Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

(2)

Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the six and three months ended September 30, 2018 and 2019, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.

Carrying value of the hedged items and the related cumulative amount of fair value hedging adjustment

	Billions of yen
Line items in the statement of financial position in which the hedged item is included:	Carrying amount of the hedged liabilities		Cumulative gains/(losses) of fair value hedging adjustment included in the carrying amount of the hedged liabilities
	March 31, 2019	September 30, 2019	March 31, 2019	September 30, 2019
Long-term borrowings	¥1,019	¥1,037	¥(13)	¥(15)

Total	¥1,019	¥1,037	¥(13)	¥(15)

Fair value hedges

	Billions of yen
	Six months ended September 30
	2018	2019
Derivatives designated as hedging instruments:
Interest rate contracts	¥0	¥(2)

Total	¥0	¥(2)

Hedged items:
Long-term borrowings	¥0	¥2

Total	¥0	¥2

	Billions of yen
	Three months ended September 30
	2018	2019
Derivatives designated as hedging instruments:
Interest rate contracts	¥(1)	¥(4)

Total	¥(1)	¥(4)

Hedged items:
Long-term borrowings	¥1	¥4

Total	¥1	¥4

Net investment hedges

	Billions of yen
	Six months ended September 30
	2018	2019
Hedging instruments:
Foreign exchange contracts	¥3	¥3

Total	¥3	¥3

	Billions of yen
	Three months ended September 30
	2018	2019
Hedging instruments:
Foreign exchange contracts	¥0	¥5

Total	¥0	¥5

(1)

The portion of gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) was not significant during the six months ended September 30, 2018 and 2019. The amount of gains (losses) was not significant during the three months ended September 30, 2018 and 2019.

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2019
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(47)	¥9,206	¥2,346	¥3,402	¥2,469	¥989	¥6,555
Credit default indices	(117)	5,735	612	1,644	2,849	630	4,330
Other credit risk related portfolio products	14	231	31	82	115	3	165
Credit-risk related options and swaptions	—	—	—	—	—	—	—

Total	¥(150)	¥15,172	¥2,989	¥5,128	¥5,433	¥1,622	¥11,050

	Billions of yen
	September 30, 2019
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(78)	¥8,416	¥2,137	¥2,775	¥2,630	¥874	¥5,871
Credit default indices	(158)	6,723	543	1,873	3,629	678	5,181
Other credit risk related portfolio products	15	258	7	89	151	11	193
Credit-risk related options and swaptions	0	12	—	—	12	—	6

Total	¥(221)	¥15,409	¥2,687	¥4,737	¥6,422	¥1,563	¥11,251

(1)

Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2019
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥520	¥915	¥2,537	¥3,411	¥1,439	¥384	¥9,206
Credit default indices	35	72	1,582	2,663	1,068	315	5,735
Other credit risk related portfolio products	—	—	1	139	25	66	231
Credit-risk related options and swaptions	—	—	—	—	—	—	—

Total	¥555	¥987	¥4,120	¥6,213	¥2,532	¥765	¥15,172

	Billions of yen
	September 30, 2019
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥451	¥939	¥2,480	¥2,890	¥1,275	¥381	¥8,416
Credit default indices	38	81	1,869	3,138	1,198	399	6,723
Other credit risk related portfolio products	—	—	1	159	34	64	258
Credit-risk related options and swaptions	—	—	—	—	12	—	12

Total	¥489	¥1,020	¥4,350	¥6,187	¥2,519	¥844	¥15,409

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.